Consolidated Statement of Changes in Shareholders' Equity - ARS ($) $ in Thousands		Total	Issued capital [member]	Additional paid-in capital [member]	Adjustments to Shareholders' Equity [member]		Accumulated foreign currency translation difference in Financial Statements conversion	Accumulated other comprehensive income [member]	Legal reserve [member]	Miscellaneous other reserves [member]	Unappropriated retained earnings [member]	Controlling interests [member]	Non-controlling interests [member]
Restated amount at the beginning at Dec. 31, 2019		$ 424,549,589	$ 639,413	$ 12,429,781	$ 173,290,106		$ 2,309,393	$ (1,961,622)	$ 93,113,325	$ 249,912,397	$ (105,188,812)	$ 424,543,981	$ 5,608
Total comprehensive income for the fiscal year
Net income for the fiscal year		76,901,094									76,900,028	76,900,028	1,066
Other comprehensive income (loss) for the fiscal year		2,878,877					352,427	2,526,450				2,878,877
Legal reserve									32,663,165		(32,663,165)
Cash dividends	[1]	(58,747,295)								(58,747,295)		(58,747,295)
Facultative reserve										129,109,698	(129,109,698)
Other changes		(1,181)											(1,181)
Amount at end of the fiscal year at Dec. 31, 2020		445,581,084	639,413	12,429,781	173,290,106		2,661,820	564,828	125,776,490	320,274,800	(190,061,647)	445,575,591	5,493
Total comprehensive income for the fiscal year
Net income for the fiscal year		44,555,592									44,554,136	44,554,136	1,456
Other comprehensive income (loss) for the fiscal year		2,385,306					(1,492,767)	3,878,073				2,385,306
Cash dividends	[1]	(25,011,252)								(25,011,252)		(25,011,252)
Normative Reserve at Dec. 31, 2021										(1,300)	1,300
Total comprehensive income for the fiscal year
Facultative reserve for future distribution earnings										(59,785,107)	59,785,107
Personal property tax on business corporation		(780,178)								(780,178)		(780,178)
Other changes		66,839											66,839
Amount at end of the fiscal year at Dec. 31, 2021		466,797,391	639,413	12,429,781	173,290,106	[2]	1,169,053	4,442,901	125,776,490	234,696,963	(85,721,104)	466,723,603	73,788
Total comprehensive income for the fiscal year
Net income for the fiscal year		40,773,666									40,766,589	40,766,589	7,077
Other comprehensive income (loss) for the fiscal year		(5,561,492)					(718,989)	(4,842,503)				(5,561,492)
Legal reserve									7,091,317		(7,091,317)
Reserve for dividends pending authorization from the BCRA		10,807,133								38,444,143	(27,637,010)	10,807,133
Personal property tax on business corporation		(591,646)								0	(591,646)	(591,646)
Other changes		3,823											3,823
Amount at end of the fiscal year at Dec. 31, 2022		$ 512,228,875	$ 639,413	$ 12,429,781	$ 173,290,106	[2]	$ 450,064	$ (399,602)	$ 132,867,807	$ 273,141,106	$ (80,274,488)	$ 512,144,187	$ 84,688

[1]	Includes a supplementary cash dividend approved by the Shareholders’ Meeting dated on October 21, 2020. See also notes 42 and 51.
[2]	Inflation adjustment of capital stock and additional paid-in capital.